Expense Example {- Asset Manager: Growth Portfolio} - 02.28 VIP Asset Manager: Growth Portfolio Investor PRO-12 - Asset Manager: Growth Portfolio - VIP Asset Manager: Growth Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 79
3 years	246
5 years	428
10 years	$ 954